Exhibit 99.1

GM Financial Automobile Leasing Trust 2016-3

2.49% Exchange Note

Class A-1 0.78000% Asset Backed Notes

Class A-2A 1.35% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.61% Asset Backed Notes

Class A-4 1.78% Asset Backed Notes

Class B 1.97% Asset Backed Notes

Class C 2.38% Asset Backed Notes

Class D 2.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	07/01/17
End of Period:	07/31/17
Number of days in Interest Period (Actual/360):	32
Number of days in Collection Period:	31
Report Due Date:	08/17/17
Distribution Date:	08/21/17
Transaction Month:	11

2016-3 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	44,161	08/01/2016	09/22/2016	$1,084,350,400

Total	44,161			$1,084,350,400

RECONCILIATION OF 2016-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$922,199,519

{2} Reduction in Agg. Securitization Value due to payments				{2}	9,886,978
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,545,774
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	8,790,337
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	20,223,089

{7} End of period Aggregate Securitization Value					{7}	$901,976,430

{8} Pool Factor					{8}	83.181270%

RECONCILIATION OF 2016-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,056,000,000

{10} Beginning of period Exchange Note Balance					{10}	$893,849,119

{11} Exchange Note Principal Payment Amount					{11}	20,223,089

{12} End of period Exchange Note Balance					{12}	$873,626,030

{13} Note Pool Factor					{13}	82.729738%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$119,000,000	$320,000,000	$75,000,000	$287,000,000	$89,300,000

{15} Beginning of period Note Balance	{15}	$0	$258,658,716	$60,623,135	$287,000,000	$89,300,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	16,383,262	3,839,827	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$242,275,454	$56,783,308	$287,000,000	$89,300,000

{21} Note Pool Factor	{21}	0.000000%	75.711079%	75.711077%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,740,000	$38,490,000	$29,820,000		$1,000,350,000

{23} Beginning of period Note Balance	{23}	$41,740,000	$38,490,000	$29,820,000		$805,631,851

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		20,223,089
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,740,000	$38,490,000	$29,820,000		$785,408,762

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		78.513397%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$922,199,519

{31} Ending Designated Pool Balance							{31}	901,976,430
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	901,976,430

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$20,223,089

Interest calculation:
		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$893,849,119	$0	2.49%	30	30/360	$1,854,737

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:

{36} 2016-3 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$15,040,874
{37} Net Liquidation Proceeds collected during period							{37}	11,528,972
{38} Investment Earnings							{38}	19,715
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(19,715)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	26,569,846

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	768,500
{43} To the 2016-3 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	1,854,737
{44} To the 2016-3 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	20,223,089
{45} To the 2016-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	3,723,520

{47} Total Distributions:								{47}	$26,569,846

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$922,199,519
{49} Ending Agg. Securitization Value						{49}	901,976,430
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	20,223,089

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	20,223,089

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$20,223,089

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.78000%	32	Actual/360	$0
{56}	Class A-2A	$258,658,716	0	1.35%	30	30/360	290,992
{57}	Class A-2B	$60,623,135	0	1.58778%	32	Actual/360	85,562
{58}	Class A-3	$287,000,000	0	1.61%	30	30/360	385,059
{59}	Class A-4	$89,300,000	0	1.78%	30	30/360	132,462
{60}	Class B	$41,740,000	0	1.97%	30	30/360	68,524
{61}	Class C	$38,490,000	0	2.38%	30	30/360	76,339
{62}	Class D	$29,820,000	0	2.48%	30	30/360	61,628

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2016-3 Exchange Note Collections							{63}	$22,077,826
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	19,715
{66} Investment Earnings - and amounts released from Reserve Account							{66}	3,990
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0

{70} Total Available Funds:								{70}	22,101,531

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata							{74}	0
{75} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{75}	0
{76} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{76}	290,992
{77} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{77}	85,562
{78} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{78}	385,059
{79} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{79}	132,462
{80} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{80}	0
{81} Class B Noteholders’ Interest Distributable Amount							{81}	68,524
{82} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{82}	0
{83} Class C Noteholders’ Interest Distributable Amount							{83}	76,339
{84} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{84}	0
{85} Class D Noteholders’ Interest Distributable Amount							{85}	61,628
{86} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{86}	0
{87} Noteholders’ Principal Distributable Amount							{87}	20,223,089
{88} To the Reserve Account, the Reserve Amount Required Amount							{88}	0
{89} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{89}	0
{90} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata							{92}	0
{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{93}	0
{94} To the Issuer Trust Certificateholders, the aggregate amount remaining							{94}	777,251

{95} Total Distributions:								{95}	$22,101,531

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{96}	Class A	$695,581,851	$901,976,430	$0	$		21,206,831	$0
{97}	Class B	737,321,851	901,976,430	0			21,138,307	0
{98}	Class C	775,811,851	901,976,430	0			21,061,968	0
{99}	Class D	805,631,851	901,976,430	0			21,000,340	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{100} Excess Total Available Funds								{100}	$777,251

{101} Beginning Note Balance						{101}	805,631,851
{102} Principal payments through Indenture Section 8.3 (i) through (xvii)						{102}	20,223,089
{103} Pro-Forma Note Balance							{103}	785,408,762

{104} Ending Aggregate Securitization Value						{104}	901,976,430
{105} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,567,668)						{105}	116,567,668
{106} Required Pro Forma Note Balance {104} - {105}							{106}	785,408,762

{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}								{107}	0

{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance									{108}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{109} Ending Aggregate Securitization Value								{109}	$901,976,430
{110} End of Period Note Balance								{110}	873,626,030
{111} Overcollateralization								{111}	28,350,400
{112} Overcollateralization %									{112}	3.14%

Asset Backed Notes:
{113} Ending Aggregate Securitization Value								{113}	901,976,430
{114} End of Period Note Balance								{114}	785,408,762
{115} Overcollateralization								{115}	116,567,668
{116} Overcollateralization %									{116}	12.92%

RECONCILIATION OF 2016-3 CASH RESERVE ACCOUNT
{117} Specified Reserve Balance									{117}	$5,421,752

{118} Beginning of Period Reserve Account balance									{118}	$5,421,752
{119} Investment Earnings								{119}	3,990
{120} From the Indenture Collection Account, the Reserve Account Required Amount								{120}	0
{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount								{121}	0
{122} Total Reserve balance available:									{122}	5,425,742

{123} Specified Reserve Balance									{123}	5,421,752

{124} Release Excess Cash to Indenture Collection Available Funds									{124}	3,990

{125} End of period Reserve Account balance									{125}	$5,421,752

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

									Dollars	Percentage
{126} Receivables with Scheduled Payment delinquent 61 days or more								{126}	$1,719,189	0.19%

{127} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40% )								{127}		Yes

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{128} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.									{128}	Yes
{129} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.									{129}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	August 16, 2017

GM Financial

GMALT 2016-3

Supplemental Monthly Data

July 31, 2017

	Aggregate Securitization Value	Residual Value
Beginning of Period	$922,199,519	$736,372,614
Change	(20,223,089)	(8,993,770)

End of Period	$901,976,430	$727,378,844
Residual Value as % of Agg. Securitization Value		80.64%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	40,889	894,816,112	99.21%
31 - 60 days	262	5,441,129	0.60%
61 - 90 days	41	971,185	0.11%
91 - 120 days	32	748,004	0.08%

Total	41,224	901,976,430	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	127	3,570,264	1,061	30,806,940
Standard terminations	9	142,711	116	2,172,148

Total retained by lessee	136	3,712,975	1,177	32,979,088
Returned Vehicles
Early terminations	255	4,027,396	893	14,122,068
Standard terminations	66	1,049,966	164	2,738,982

Total returned to dealer	321	5,077,362	1,057	16,861,050
Charged off leases / Repossessed vehicles	72	1,545,774	702	15,449,839
Repurchases	0	0	1	15,164
Other	0	0	0	0

Total terminations	529	10,336,111	2,937	65,305,141

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,545,774	15,449,839
less: Sales proceeds	1,411,709	12,302,091
less: Excess wear and excess mileage received	0	0
less: Other amounts received	110,734	693,324

Net Credit (Gain) Loss	23,331	2,454,424

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	5,012,725	16,611,636
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	5,504,404	17,996,961
less: Excess wear and excess mileage received	3,900	11,924
less: Other recovery amounts	60,677	205,275

Residual (Gain) Loss	(556,256)	(1,602,524)

	Current Period	Prev. Month
Prepay Speed	0.7776%	0.6586%

Return Rate based on Scheduled to Terminate(2)	267.5000%	130.4878%

Return Rate based on Terminated Leases(3)	60.6805%	48.3070%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.